Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Tortoise Global Water ESG Fund
Shareholder Report [Line Items]
Fund Name	Tortoise Global Water ESG Fund
Class Name	Tortoise Global Water ESG Fund
Trading Symbol	TBLU
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tortoise Global Water ESG Fund for the period of December 1, 2023, to November 30, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etp.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoiseadvisors.com.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoiseadvisors.com
Additional Information Website	https://etp.tortoiseadvisors.com/resource-center/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tortoise Global Water ESG Fund	$45	0.40%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise Global Water ESG Fund generated a NAV return of 23.8% during the fiscal year ending November 30, 2024. Fiscal year 2024 was a positive period for the fund, as prospects of a substantial economic slowdown waned, central bank rate cuts occurred, and U.S. equities gained momentum post-election. Market sentiment fluctuated with mixed economic data and Fed hawkishness, but September’s rate cut provided tailwinds for growth equities and utilities overall. Despite these gains, water utilities underperformed, particularly post-election, as pro-business policies favored industrials over traditional utilities. Overall, the Fund navigated a bifurcated market environment, achieving strong returns despite challenges for water utilities.

Top Contributors
Aris Water Solutions, Inc.
Xylem, Inc.
Ecolab, Inc.
Pentair, Inc.
Ferguson Enterprises, Inc.

Top Detractors
Montrose Environmental Group
Energy Recovery, Inc.
Fortune Brands Innovations, Inc.
Genuit Group PLC
American States Water Company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/14/2017)
Tortoise Global Water ESG Fund NAV	23.80	10.44	11.05
S&P 500 TR	33.89	15.77	14.91
Tortoise Global Water ESG Net Total Return Index	23.92	10.66	11.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.

Net Assets	$ 57,959,434
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 214,006
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$57,959,434
Number of Holdings	41
Net Advisory Fee	$214,006
Portfolio Turnover	55%
30-Day SEC Yield	1.29%
30-Day SEC Yield Unsubsidized	1.29%

Holdings [Text Block]

Top 10 Issuers	(%)
Xylem, Inc.	8.0%
Ecolab Inc.	7.4%
Ferguson PLC	7.2%
American Water Works Co., Inc.	6.6%
Veralto Corp.	5.6%
Geberit AG	5.3%
Advanced Drainage Systems, Inc.	4.0%
Tetra Tech, Inc.	4.0%
Veolia Environnement SA	4.0%
Pentair PLC	3.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, the Fund’s name changed from Ecofin Global Water ESG Fund to Tortoise Global Water ESG Fund. As of this same effective date, the Fund’s ticker also changed from EBLU to TBLU.

Updated Prospectus Web Address	https://etp.tortoiseadvisors.com/resource-center/fund-documents/
Tortoise North American Pipeline Fund
Shareholder Report [Line Items]
Fund Name	Tortoise North American Pipeline Fund
Class Name	Tortoise North American Pipeline Fund
Trading Symbol	TPYP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tortoise North American Pipeline Fund for the period of December 1, 2023, to November 30, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etp.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoiseadvisors.com.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoiseadvisors.com
Additional Information Website	https://etp.tortoiseadvisors.com/resource-center/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tortoise North American Pipeline Fund	$49	0.40%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise North American Pipeline Fund achieved a 46.7% increase during the fiscal year ending November 30, 2024. This robust performance stemmed from several factors. Performance for the fiscal year stemmed from disciplined capital allocation, with company management teams maintaining healthy balance sheets, increasing dividends, repurchasing shares, and focusing on high-return projects. Pipeline companies capitalized on surging power demand fueled by data center growth and advancements in AI, prompting approvals for new natural gas projects. Strong U.S. LNG demand and slower EV adoption reduced terminal value risks for fossil fuel assets. In sum, for energy infrastructure companies, cash flow growth accelerated, with expectations for prolonged durability.

Top Contributors
ONEOK, Inc.
Williams Companies, Inc.
Kinder Morgan, Inc.
Targa Resources Corp.
TC Energy Corp.

Top Detractors
New Fortress Energy, Inc.
Cheniere Energy Partners, L.P.
Delek Logistics Partners LP
CrossAmerica Partners LP
Genesis Energy LP

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/29/2015)
Tortoise North American Pipeline Fund NAV	46.73	16.48	9.06
S&P 500 TR	33.89	15.77	14.14
Tortoise North American Pipeline Index TR	48.04	17.16	9.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.

Net Assets	$ 690,040,179
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 2,215,509
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$690,040,179
Number of Holdings	44
Net Advisory Fee	$2,215,509
Portfolio Turnover	9%
30-Day SEC Yield	4.62%
30-Day SEC Yield Unsubsidized	4.62%

Holdings [Text Block]

Top 10 Issuers	(%)
The Williams Companies, Inc.	8.1%
ONEOK, Inc.	7.4%
Enbridge, Inc.	7.4%
Kinder Morgan, Inc.	7.1%
Cheniere Energy, Inc.	6.9%
TC Energy Corp.	6.8%
Targa Resources Corp.	4.3%
NiSource Inc.	4.1%
Pembina Pipeline Corporation	4.0%
Energy Transfer LP	3.9%

Updated Prospectus Web Address	https://etp.tortoiseadvisors.com/resource-center/fund-documents/